Description of Organization and Business Operations (Details) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 05, 2020	Apr. 28, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Apr. 23, 2020	Dec. 31, 2019
Description of Organization and Business Operations (Details) [Line Items]
Common stock, par value (in Dollars per share)				$ 0.0001		$ 0.0001		$ 0.0001
Cash held outside of the Trust Account				$ 994,082		$ 5,491,173 [1]		$ 2,260,329
Chardan Healthcare Acquisition 2 Corp. [Member]
Description of Organization and Business Operations (Details) [Line Items]
Purchase of private placement warrants			3,500,000			3,500,000
Price per share (in Dollars per share)				$ 10.00		$ 10.00
Trust account description				Following the closing of the Initial Public Offering on April 28, 2020, an amount of $85,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants (as defined in Note 4) was placed in a trust account (the “Trust Account”), invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the funds in the Trust Account, as described below
Transaction costs amounted					$ 762,477
Underwriting fees				$ 500,000
Other offering costs				262,477
Working capital				$ 304,575
Percentage of balance in trust account				80.00%
Minimum net tangible assets to required business combination				$ 5,000,001
Percentage of redeeming public share				20.00%
Trust account price per share (in Dollars per share)				$ 100,000
Percentage of obligation to redeem public share				100.00%
Trust Account, per share (in Dollars per share)				$ 10.00
Number of shares issued to equityholders (in Shares)				8,622,644		8,622,644
Common stock, par value (in Dollars per share)				$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Exercise price of warrants (in Dollars per share)				$ 11.50		$ 11.50
Cash held outside of the Trust Account				$ 304,575		$ 717,530		$ 24,930
Working capital deficit (in Shares)				1,613,335
Purchase of private placement warrants				$ 3,500,000		$ 3,500,000
Chardan Healthcare Acquisition 2 Corp. [Member] | Pre-Funded Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Exercise price of warrants (in Dollars per share)				$ 0.01
Percentage of beneficial ownership limitation				9.99%
Chardan Healthcare Acquisition 2 Corp. [Member] | CHAQ [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of shares issued to equityholders (in Shares)				6,500,000
Common stock, par value (in Dollars per share)				$ 0.0001
Shares received by contingent right (in Shares)				2,000,000
Chardan Healthcare Acquisition 2 Corp. [Member] | PIPE Investors [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)				$ 10.00
Number of shares issue and sell to investors (in Shares)				3,000,000
Gross proceeds from issuance of shares to investors				$ 30,000,000
Initial purchase price per share (in Dollars per share)				$ 9.99
Chardan Healthcare Acquisition 2 Corp. [Member] | Business Acquisitions [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of voting interest				50.00%
Chardan Healthcare Acquisition 2 Corp. [Member] | IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Purchase of private placement warrants		8,500,000
Purchase of warrants		$ 8,500,000
Price per share (in Dollars per share)		$ 10.00
Gross proceeds		$ 85,000,000
Sale of stock, description		the Initial Public Offering on April 28, 2020, an amount of $85,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) located in the United States and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the funds in the Trust Account, as described below.
Chardan Healthcare Acquisition 2 Corp. [Member] | Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds	$ 1,226,440
Trust account price per share (in Dollars per share)	$ 10.00
Cash held outside of the Trust Account	$ 86,226,440
Sale of stock, description	in connection with the underwriters’ election to partially exercise their over-allotment option, the Company consummated the sale of an additional 122,644 Units at $10.00 per Unit, generating total gross proceeds of $1,226,440.
Proceeds were deposited in Trust Account	$ 1,226,440
Chardan Healthcare Acquisition 2 Corp. [Member] | Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)				$ 0.40		$ 0.40
Gross proceeds						$ 1,400,000
Transaction costs amounted						762,477
Underwriting fees						500,000
Other offering costs						$ 262,477
Percentage of balance in trust account						80.00%
Minimum net tangible assets to required business combination						$ 5,000,001
Percentage of redeeming public share						20.00%
Trust account price per share (in Dollars per share)						$ 10.00
Percentage of obligation to redeem public share						100.00%
Exercise price of warrants (in Dollars per share)						$ 11.50
Purchase of private placement warrants						$ 3,500,000
Redemption price per share						$ 10.00
Chardan Healthcare Acquisition 2 Corp. [Member] | Private Placement [Member] | Business Acquisitions [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of voting interest						50.00%

[1]	The condensed balance sheet at December 31, 2020 has been derived from the audited financial statements at that date.